BANK LOAN	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Bank Loan [Abstract]
BANK LOAN

NOTE 8 – BANK LOAN

The Company had the following bank loan outstanding as of March 31, 2017 and December 31, 2016:

	March 31, 2017	December 31, 2016
Bank loan, unsecured at $80,000 principal, repayable in monthly instalments of $829 with an annual interest rate of 2%, maturing Nov 29, 2026.	$77,256	$79,481
Less: current portion	(8,327)	(8,465)
Long-term note payable	$68,929	$71,016

NOTE 8 – BANK LOAN

The Company had the following bank loan outstanding as of December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Bank loan, unsecured repayable in monthly instalments of $829 with an annual interest rate of 2%, maturing Nov 29, 2026.	$79,481	$-
Less: current portion	(8,465)	-
Long-term note payable	$71,016	$-